EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS

NOTE 14 - EMPLOYEE BENEFIT PLANS

The Company has an Employee Stock Ownership Plan (“ESOP”) that covers substantially all its employees. Employees qualify to participate after one year of service and vest in allocated shares after three (3) years of service. The ESOP acquires stock of Tri-County Financial Corporation by purchasing shares in the Over the Counter (“OTC”) securities market. Unencumbered shares held by the ESOP are treated as outstanding in computing earnings per share. Shares issued to the ESOP but pledged as collateral for loans obtained to provide funds to acquire the shares are not treated as outstanding in computing earnings per share. Dividends on ESOP shares are recorded as a reduction of retained earnings. Contributions are made at the discretion of the Board of Directors. ESOP contributions recognized for the years ended 2011 and 2010 totaled $43,695 and $50,800, respectively. As of December 31, 2011, the ESOP plan held 199,264 allocated and 57,277 unallocated shares with an approximate market value of $2,988,960 and $859,155, respectively.

The Company also has a 401(k) plan. The Company matches a portion of the employee contributions after one year of employee service. This ratio is determined annually by the Board of Directors. In 2011 and 2010, the Company matched one-half of the employee’s first 8% of deferral. Employees who have completed six months of service are covered under this defined contribution plan. Employee’s vest in the Company’s matching contributions after three (3) years of service. Contributions are determined at the discretion of the Board of Directors. For the years ended December 31, 2011 and 2010, the expense recorded for this plan totaled $208,926 and $201,646, respectively.

The Company has a separate nonqualified retirement plan for non-employee directors. Directors are eligible for a maximum benefit of $3,500 a year for ten years following retirement from the Board of Community Bank of Tri-County. The maximum benefit is earned at 15 years of service as a non-employee director. Full vesting occurs after two years of service. Expense recorded for this plan was $46,353 and $13,407 for the years ended December 31, 2011 and 2010, respectively.

In addition, the Company has established individual supplemental retirement plans and life insurance benefits for certain key executives and officers of the Bank. These plans and benefits provide a retirement income payment for 15 years from the date of the employee’s expected retirement date. The payments are set at the discretion of the Board of Directors and vesting occurs ratably from the date of employment to the expected retirement date. Expense recorded for this plan totaled $347,000 and $303,000 for 2011 and 2010, respectively.